UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7512

Dreyfus Premier Worldwide Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Worldwide Growth Fund
July 31, 2012 (Unaudited)

Common Stocks--98.2%	Shares	Value ($)
Consumer Durables & Apparel--.4%
LVMH Moet Hennessy Louis Vuitton	15,775	2,378,653
Consumer Services--3.5%
Arcos Dorados Holdings, Cl. A	130,000a	1,700,400
McDonald's	207,800	18,569,008
		20,269,408
Diversified Financials--2.6%
BlackRock	30,000	5,107,800
Eurazeo	80,649	3,219,053
GAM Holding	245,000b	2,710,232
JPMorgan Chase & Co.	105,100	3,783,600
		14,820,685
Energy--19.8%
Canadian Natural Resources	50,000	1,362,500
Chevron	263,800	28,907,204
ConocoPhillips	25,000	1,361,000
Exxon Mobil	411,008	35,696,045
Imperial Oil	140,000	6,001,800
Phillips 66	12,500	470,000
Royal Dutch Shell, Cl. A, ADR	192,000	13,094,400
Statoil, ADR	394,068	9,374,878
Total, ADR	359,016	16,496,785
		112,764,612
Food & Staples Retailing--7.0%
Danone, ADR	682,000	8,286,300
Nestle, ADR	400,000	24,652,000
Walgreen	200,000	7,272,000
		40,210,300
Food, Beverage & Tobacco--22.8%
Altria Group	262,500	9,442,125
British American Tobacco, ADR	80,000	8,480,800

Coca-Cola	373,100	30,146,480
Diageo, ADR	165,000	17,638,500
PepsiCo	106,175	7,722,108
Philip Morris International	552,500	50,520,600
SABMiller	150,000	6,483,804
		130,434,417
Household & Personal Products--12.4%
Christian Dior	230,000	31,850,899
L'Oreal, ADR	935,000	22,430,650
Procter & Gamble	258,000	16,651,320
		70,932,869
Insurance--.4%
Zurich Financial Services	10,100b	2,252,146
Materials--5.0%
Air Liquide, ADR	779,130	17,343,434
Freeport-McMoRan Copper & Gold	175,000	5,892,250
Rio Tinto, ADR	120,000	5,545,200
		28,780,884
Media--1.4%
News, Cl. A	341,400	7,859,028
Pharmaceuticals, Biotech & Life Sciences--10.7%
Abbott Laboratories	190,300a	12,618,793
Johnson & Johnson	203,525	14,088,000
Novo Nordisk, ADR	60,000	9,272,400
Roche Holding, ADR	561,000	24,885,960
		60,865,153
Real Estate--.0%
ANF Immobilier	2,438	102,291
Retailing--.7%
Finning International	180,000	4,134,600
Semiconductors & Semiconductor Equipment--2.4%
Intel	390,941	10,047,184
Texas Instruments	140,000	3,813,600
		13,860,784
Software & Services--2.6%
International Business Machines	75,000	14,698,500
Technology Hardware & Equipment--6.5%

Apple	57,000[b]	34,813,320
QUALCOMM	40,000	2,387,200
		37,200,520
Total Common Stocks
		561,564,850

Other Investment--1.9%
Registered Investment Company;
Dreyfus Institutional Preferred

	10,715,000[c]	10,715,000
Investment of Cash Collateral for
Securities Loaned--.1%
Registered Investment Company;
Dreyfus Institutional Cash

	720,555[c]	720,555
Total Investments (cost $289,905,930)	100.2%	573,000,405
Liabilities, Less Cash and Receivables	(.2%)	(1,125,517)
Net Assets	100.0%	571,874,888

ADR - American Depository Receipts

a

Security, or portion thereof, on loan. At July 31, 2012, the value of the fund's securities on loan $5,446,834 and the value of the collateral held by the fund was $5,611,052, consisting of cash collateral of $720,555 and U.S Government & Agency securities valued at $4,890,497.

b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At July 31, 2012, net unrealized appreciation on investments was $283,094,475 of which $293,861,811 related to appreciated investment securities and $10,767,336 related to depreciated investment securities. At July 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	22.8
Energy	19.7
Household & Personal Products	12.4
Pharmaceuticals, Biotech & Life Sciences	10.7
Food & Staples Retailing	7.0
Technology Hardware & Equipment	6.5
Materials	5.0
Consumer Services	3.6
Diversified Financials	2.6
Software & Services	2.6
Semiconductors & Semiconductor Equipment	2.4
Money Market Investments	2.0
Media	1.4
Retailing	.7
Insurance	.4
Consumer Durables & Apparel	.4
Real Estate	.0
100.2
† Based on net assets.

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	321,867,165	-	-	321,867,165
Equity Securities - Foreign+	239,697,685	-	-	239,697,685
Mutual Funds	11,435,555	-	-	11,435,555
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Worldwide Growth Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 26, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	September 26, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)